Mortgage Servicing Assets - Summary of Mortgage Servicing Rights (Detail) (Mortgage Servicing Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage Servicing Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning of year mortgage servicing rights	$ 2,356	$ 2,394	$ 2,142
Amounts capitalized	386	763	1,237
Amortization	(709)	(801)	(908)
Impairment	39		(77)
End of year	$ 2,072	$ 2,356	$ 2,394